Note 10 - Fair Value of Financial Instruments - 10Q (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL ASSETS:
Cash and cash equivalents	$ 23,435	$ 42,607	$ 42,380	$ 79,799	$ 36,407
Interest-bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	259	375		576
Loans held for sale	3,963	4,435		3,339
Accrued interest receivable	1,505	1,501		1,516
Loans receivable—net	348,819	337,328		331,453
FINANCIAL LIABILITIES:
Other borrowings	968	3,109		6,679
Advance payments by borrowers for taxes and insurance	501	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
FINANCIAL ASSETS:
Cash and cash equivalents	23,435	42,607
Cash and cash equivalents	23,435	42,607
Fair Value, Inputs, Level 2 [Member]
FINANCIAL ASSETS:
Interest-bearing time deposits in banks	25,111	29,592
Interest-bearing time deposits in banks	25,653	30,413
Federal Home Loan Bank stock	259	375
Federal Home Loan Bank stock	259	375
Loans held for sale	3,963	4,435
Loans held for sale	3,963	4,435
Cash surrender value of life insurance	23,606	23,003
Cash surrender value of life insurance	23,606	23,003
Accrued interest receivable	1,505	1,501
Accrued interest receivable	1,505	1,501
FINANCIAL LIABILITIES:
Checking, money market and savings accounts	197,288	203,308
Other borrowings	968	3,109
Other borrowings	1,046	3,239
Accrued interest payable	31	23
Accrued interest payable	31	23
Advance payments by borrowers for taxes and insurance	501	676
Advance payments by borrowers for taxes and insurance	501	676
Fair Value, Inputs, Level 3 [Member]
FINANCIAL ASSETS:
Loans receivable—net	348,819	337,328
Loans receivable—net	358,292	351,642
FINANCIAL LIABILITIES:
Certificates of deposit	258,168	251,743
Certificates of deposit	$ 259,472	$ 255,573